JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
JOINT VENTURES
As of the beginning of the year	$ 38,673,987	$ 37,836,144
Revaluation of property, plant and equipment		(184,630)	$ (586,268)
Share-based incentives	65,470	3,825
Foreign currency translation	(238)	(46,901)	7,845,756
Share of profit or loss	4,049,508	1,198,628	1,144,418
As of the end of the year	39,489,898	38,673,987	37,836,144
Indrasa Biotecnologia S.A.
JOINT VENTURES
Sale of equity investment		(133,079)
Share of profit or loss		62,613	$ 1,794
Moolec Science S.A.
JOINT VENTURES
Sale of equity investment	(900,000)
Reclassification of Moolec Sciense S.A.	$ (2,398,829)
Share of profit or loss		$ 467,714